Maturity [Member] Average Annual Total Returns	12 Months Ended	28 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.15%	5.79%
ICE 2026 Maturity US Inflation-Linked Treasury Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	5.47%
iShares iBonds Oct 2026 Term TIPS ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.97%	5.36%
Performance Inception Date		Sep. 13, 2023
iShares iBonds Oct 2026 Term TIPS ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.11%	3.54%
iShares iBonds Oct 2026 Term TIPS ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.93%	3.32%